Basis for preparation, consolidation and accounting policies	12 Months Ended
Dec. 31, 2022
Basis for preparation, consolidation and accounting policies
Basis for preparation, consolidation and accounting policies

2.     Basis for preparation, consolidation and accounting policies

2.1.     Basis of preparation -

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, based on the records of the Company, except for the derivative financial instruments and financial assets and liabilities that have been measured at fair value and discontinued operations that have been valued at the lower of (i) their carrying amount and (ii) its fair value less cost to sell.

The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousands, except when otherwise indicated.

The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.

The preparation of consolidated financial statements requires that management use judgments, estimates and assumptions, as detailed in note 3.

These consolidated financial statements provide comparative information in respect of prior periods.

2.2.     Basis of consolidation -

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries to the date of the consolidated statements of financial position. Subsidiaries are entities controlled by the Group.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has all of the following:

-	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
-	Exposure, or rights, to variable returns from its involvement with the investee.
-	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. When the Group has less than a majority of the voting, or similar, rights of an investee, it considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

-	The contractual arrangement (s) with the other vote holders of the investee.
-	Rights arising from other contractual arrangements.
-	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, revenue and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intra-group assets and liabilities, equity, revenue, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction between owners or the parent (there is no gain or loss).

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.3.      Changes in accounting policies and disclosures -

Certain standards and amendments became effective in 2022; however, they did not have a material impact on the consolidated financial statements of the Group and therefore, have not been disclosed. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37 -

An onerous contract is a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The amendments specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. These amendments had no impact on the consolidated financial statements of the Group as there were no onerous contract during the period.

Reference to the Conceptual Framework – Amendments to IFRS 3 –

The amendments replace a reference to a previous version of the IASB’s Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements. The amendments add an exception to the recognition principle of IFRS 3 Business Combinations to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date. These amendments had no impact on the consolidated financial statements of the Group as there were no contingent assets, liabilities and contingent liabilities within the scope of these amendments arisen during the period.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 –

The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. These amendments had no impact on the consolidated financial statements of the Group as there were no proceeds from selling items while bringing an asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

2.4.      Summary of significant accounting policies –

(a)	Foreign currencies -

The Group´s consolidated financial statements are presented in U.S. dollars, which is also the parent company’s functional currency and the Group’s presentation currency. For each entity, the Group determines the functional currency and the items included in the financial statements of each entity are measured using that functional currency. For consolidation purposes, each entity presents its financial statements in U.S. dollars.

Transactions and balances

Transactions in foreign currency are initially recorded by each entity in the Group at their respective functional currency spot rates, published by the Superintendence of Banking and Insurance and Pension Fund Administrators (AFP for its acronym in Spanish).

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising from the settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of a hedge. These are recognized in other comprehensive income (OCI) until the hedged items are disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recognized in OCI.

Non-monetary assets and liabilities recognized in terms of historical cost are translated using the exchange rates at the dates of the initial transactions.

(b)	Financial instruments - Initial recognition and subsequent measurement -

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Financial assets -

Initial recognition and measurement -

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through OCI, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at fair value through profit or loss.

For a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding. This assessment is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a period established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified in the following categories:

-	Financial assets at amortized cost.
-	Financial assets at fair value through OCI.
-	Financial assets at fair value through profit or loss.

Financial assets at amortized cost -

The Group measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

This category generally applies to other receivables included in the “Trade and other receivables” caption.

Financial assets at fair value through OCI -

Financial assets are classified and measured at fair value through OCI if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

This category generally applies to the “Hedge derivative financial instruments” caption.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in the consolidated statements of profit or loss.

This category generally applies to the trade receivables included in the “Trade and other receivables” caption.

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired; or
-

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset or, (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered a pass-through arrangement, it evaluates to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group´s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets -

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group considers a financial asset in default when contractual payments are past due according to each contract. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(ii)	Financial liabilities -

Initial recognition and measurement -

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans, borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, financial obligations, bank loans, financial liabilities for contingent consideration liability and Hedge derivative financial instruments.

Subsequent measurement -

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss -

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has designated financial liabilities for contingent consideration as at fair value through profit or loss.

Financial liabilities at amortized cost (loans and borrowings) -

After initial recognition, interest-bearing loans and borrowing are subsequently measured at amortized cost using the EIR. Gains and losses are recognized in the profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. EIR amortization is included in the “Financial costs” caption in the consolidated statements of profit or loss. This category generally applies to interest-bearing loans and borrowings.

Derecognition -

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss.

(iii)	Offsetting of financial instruments -

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(c)	Cash and cash equivalents -

“Cash and cash equivalents” caption presented in the consolidated statements of financial position comprise cash at banks and on hand, and short-term highly liquid deposits with a current maturity and subject to an insignificant risk of changes in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term deposits as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group’s cash management. In addition, the Group has restricted cash. See note 6.

(d)	Inventories -

Inventories are valued at the lower of cost or net realizable value. Cost is determined using the average method.

In the case of finished goods and work in progress, cost includes the cost of materials and direct labor and a portion of indirect manufacturing expenses, excluding borrowing costs.

The current portion of the inventories is determined based on the expected amounts to be processed within the next twelve months. Inventories not expected to be processed within the next twelve months are classified as non-current.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs to make the sale.

Provision (or reversal) for losses on the net realizable value are calculated based on a specific analysis conducted annually by Management and is charged to profit or loss in the period in which it determines the need for the provision (or reversal).

Any provision for obsolescence of spare parts and supplies is determined by reference to specific items of stock based on inventory turnover level. A regular review is undertaken to determine the extent of any provision for obsolescence.

(e)	Business combinations and goodwill -

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in the “Administrative expenses” caption.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiror.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value, with changes in fair value recognized in either profit or loss or as a change to other comprehensive income. If the contingent consideration is not within the scope of IFRS 9, it is measured at fair value at the reporting date with changes in the fair value recorded in the consolidated statement of profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interests held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, this difference is allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities, of the acquiree, are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(f)	Investments in associates and joint venture -

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but not control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investments in associates and joint ventures are accounted for using the equity method.

Under this method, the investment in an associate or joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate and joint ventures since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statement of profit or loss reflects the Group’s share of the results of operations of the associates and joint ventures. Any change in OCI of those investees is presented, as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the consolidated statements of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group’s share of profit or loss of an associate or joint venture is shown on the face of the consolidated statements of profit or loss outside operating profit and represents profit or loss after tax in the associates and joint ventures.

The financial statements of the associates or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After the application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in associates or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investments in the associates and joint ventures are impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statements of profit or loss.

Upon loss of significant influence over the associate or joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate and joint ventures upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

(g)	Prepaid expenses -

Non-monetary assets, which represent an entity’s right to receive goods or services, are presented as prepaid expenses. The asset is subsequently derecognized when the goods are received, and the services are provided.

(h)	Property, plant and equipment -

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closing and, borrowing costs for qualifying assets.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. In addition, when a major inspection is performed, its cost is recognized in the carrying amount of plant and equipment as a replacement if the recognition criteria are satisfied. All other maintenance and repair costs are recognized in the consolidated statement of profit or loss as incurred.

Depreciation -

Unit-of-production method:

In mining units with long useful lives, depreciation of assets directly related to the operation of the mine is calculated using the units-of-production method, which is based on economically recoverable reserves of the mining unit. Other assets related to these mining units are depreciated using the straight-line method with the lives detailed in the next paragraph.

Straight-line method:

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	2 to 11
Hydroelectric power station	20 to 40
Machinery and equipment	2 to 30
Transportation units	5
Furniture and fixtures	4 to 10
Other equipment	3 to 10
Computer equipment	3 to 5

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year-end, and adjusted prospectively, if appropriate.

Disposal of assets -

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal, or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.

(i)	Leases -

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

Group as a lessee -

The Group applies a single recognition and measurement approach for all leases, except for short-term leases with no renewal options and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

i)	Right-of-use assets -

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the related assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

ii)	Lease liabilities -

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs. The Group does not have variable lease payments that depend on an index or a rate.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

The Group’s lease liabilities are included in the “Financial obligation” caption on the consolidated statements of financial position.

iii)	Short-term leases and leases of low-value assets -

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment without renewal option. It also applies the lease of low-value assets recognition exemption to leases of office equipment, which are considered low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Group as a lessor -

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in “Other, net” in the consolidated statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

(j)	Mining concessions -

Mining concessions represent ownership of the right of exploration and exploitation to the Group on mining properties that contains ore reserves acquired. Mining concessions are irrevocable, provided the holder of a mining concession complies with the obligations set forth in the General Mining Law. Such concessions have an indefinite term, subject to payment of an annual concession fee per hectare granted and achievement of minimum annual production for each hectare. Mining concessions are stated at cost and are amortized using a units of production method, based on proven and probable reserves.

If the Group leaves these concessions, the costs associated are written off in the consolidated statements of profit or loss.

Cost includes the fair value attributable to mineral reserves and the portion of mineral resources considered probable of economic extraction at the time of a business combination.

At year-end, the Group evaluates if there is any indicator of impairment. If any indicator exists, the Group estimates the mining concession’s recoverable amount.

Mining concessions are presented in the caption of “Property, plant, equipment and development costs” in the consolidated statements of financial position.

(k)	Exploration and mine development costs -

Exploration costs –

Exploration costs are expensed as incurred. These costs primarily include materials and fuels used, surveying costs, drilling costs and payments made to contractors.

Exploration and evaluation activity includes:

-	Researching and analyzing historical exploration data.
-	Gathering exploration data through geophysical studies.
-	Exploratory drilling and sampling.
-	Determining and examining the volume and grade of the resource.
-	Surveying transportation and infrastructure requirements.
-	Conducting market and finance studies.

Development costs –

When the Group’s Management approves the feasibility of the conceptual study of a project, the costs incurred to develop such property, including additional costs to delineate the ore body and remove impurities it contains, are capitalized as development costs and included in the “Property, plant, equipment and development cost” caption in the consolidated statements of financial position. These costs are amortized when production begins, on the units-of-production basis over the proven and probable reserves.

The development costs include:

-	Metallurgical and engineering studies.
-	Drilling and other costs necessary to delineate ore body.
-	Removal of the initial clearing related to an ore body.

Development costs necessary to maintain production are expensed as incurred.

(l)	Stripping (waste removal) costs -

As part of its mining operations, the Group incurs waste removal costs (stripping costs) during the development and production phases of its mining operations. Stripping costs incurred in the development phase of a mine, before the production phase commences (development stripping), are capitalized as part of the cost of constructing the mine and subsequently amortized over its useful life using the units of production method. The capitalization of development stripping costs ceases when the mine starts production.

Stripping costs incurred during the production phase (production stripping costs) are generally considered to create two benefits, being either the production of inventory or improved access to the ore to be mined in the future. Where the benefits are realized in the form of inventory produced in the period, the production stripping costs are accounted for as part of the cost of producing those inventories. Where the benefits are realized in the form of improved access to ore to be mined in the future, the costs are recognized as a non-current asset, referred to as a stripping activity asset, if the following criteria are met:

-	Future economic benefits are probable.
-	The component of the ore body for which access will be improved can be accurately identified.
-	The costs associated with the improved access can be reliably measured.

To identify components of mineral deposit, the Group works closely with the operating personnel to analyze the mine plans. Mostly, an ore body can have several components. The mine plans, and therefore, the identification of components, will vary among mines for several reasons.

The stripping activity asset is initially measured at cost, which is the accumulation of costs directly incurred to perform the stripping activity. The production stripping cost is presented within “Property, plant, equipment and development cost” caption in the consolidated statements of financial position.

The production stripping cost is subsequently depreciated using the units of production method over the expected useful life of the portion of the ore body that has been made more accessible by the activity. This production stripping cost is stated at cost, less accumulated depreciation and accumulated impairment losses, if any.

(m)	Impairment of non-financial assets -

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of (i) an asset’s or cash-generating unit’s (CGU) fair value less costs of disposal and (ii) its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less cost of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows limited to the life of the mine.

Impairment losses of continuing operations, including impairment of inventories, are recognized in the consolidated statements of profit or loss in expense categories consistent with the function of the impaired asset.

For non-financial assets, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses may no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

(n)	Provisions -

General -

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for closure of mining units -

The Group records a provision for closure of mining units when a legally enforceable obligation arises, which is independent of the full depletion of the mine reserves.

The Group recognizes a provision for closure of mining units once the obligation has been properly measured. The liability is initially recognized at the present value of the estimated costs and is capitalized as part of the carrying amount of the related mining assets (property, plant and equipment). The discounted liability is increased for the change in present value based on discounted rates that reflects current market assessments and the risks specify to the liability. In addition, the capitalized cost is depreciated and/or amortized based on the useful life of the asset. Any gain or loss resulting from the settlement of the obligation is recorded in the current results.

Changes in the estimated timing of closure or changes to the estimated future costs are dealt with prospectively by recognizing an adjustment to the provision for closure and a corresponding adjustment to the related mining asset. Any reduction in the provision for closure and, therefore, any deduction from the mining asset to which it relates, may not exceed the carrying amount of the mining asset. If it does, any excess over the carrying amount is recognized immediately to the consolidated statements of profit or loss.

If the change in estimate results in an increase in the provision for closure and, therefore, an addition to the carrying value of the mining asset, the Group considers whether this is an indication of impairment of the asset as a whole, and if so, the Group performs an impairment test.

For closed mines, changes to estimated costs are immediately recognized in the consolidated statements of profit or loss.

(o)	Treasury shares -

The Group’s own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized as additional capital in equity. The voting rights related to treasury shares are cancelled for the Group and no dividends on such shares are allocated.

(p)	Revenue recognition -

Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods and services.

The Group has concluded that it is the principal in its revenue contracts because it typically controls the goods before transferring them to the customer.

The disclosures of significant accounting judgments, estimates and assumptions relating to revenue from contracts with customers are provided in note 3.

Sales of goods (concentrates and metals) -

The Group recognizes revenue from sale of concentrates and metals at the point in time when control of the asset is transferred to the customer. Transfer of control is determined in accordance with the terms of each of the contracts entered with the Group’s customers; however, under such contracts, transfer of control generally occurs upon shipment or delivery of the goods, including transportation. The recognized revenue corresponds to an amount that reflects the consideration the Group expects to receive in exchange for those products.

Revenue from sale of concentrates and metals is recorded net of “Commercial deductions”. Commercial deductions correspond to adjustments in price for treatment and refining charges and can include certain penalties that, in accordance with the applicable contract, are deducted from the international fine metal spot price, and that are incurred after the time of sale of the applicable concentrate. The Group deems these deductions to be part of the transaction price. The normal credit term is 5 to 90 days after delivery.

The Group considers whether there are other promises in the contract that are separate performance obligations, to which a portion of the transaction price needs to be allocated. The Group considers that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of concentrates and metals, the Group considers the effect of variable consideration and the existence of significant financing components.

Variable consideration -

If the consideration in the contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant reversal of revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

The Group´s sales of concentrates and metals allow for price adjustments based on the market price at the end of the relevant quotation period (QP) stipulated in the contract. These are referred as to provisional pricing arrangements and are such that the selling price for metal in concentrate is based on prevailing spot prices on a specified future date after shipment to the customer. Adjustments to the sales price occur based on movements in quoted market prices up to the end of the QP. The period between provisional invoicing and the end of the QP can generally range between one and four months.

The Group’s sales of concentrates and metals are also subject to slight variations in yield that can occur while such goods are in transit to their destination due to variations in humidity, weight and ore grades. Such variations are recognized directly as part of “Sales of goods” caption within the statements of profit or loss once the Group reaches an agreement with the applicable customer in respect of final amounts sold.

Sales of concentrates and metals at provisional prices include a gain (loss) to be received at the end of QP; this is considered variable consideration. Changes in the price during the quotation period are recognized in the “Sales of goods” caption of the statements of profit or loss as “Fair value of accounts receivables”. See note 20(b).

For provisional pricing arrangements, any future change that occurs over the QP are embedded within the provisional price trade receivables and are, therefore, within the scope of IFRS 9 and not within the scope of IFRS 15. Given the exposure to movement in the commodity price, these provisionally priced trade receivables generally fail the cashflow characteristics test within IFRS 9 and are required to be measured at fair value through profit or loss from initial recognition and until the date of settlement. The subsequent changes in fair value are recognized in the consolidated statements of profit or loss for each period and presented separately from revenue from contracts with customer as part of “fair value of trade receivables”. See note 20(b). Changes in fair value over, and until the end of, the QP, are estimated by reference to forward market prices for gold and copper as well as taking into account other relevant fair value considerations set out in IFRS 13, including interest rate and credit risk adjustments.

Sales of services –

Services are recognized over time because the customer simultaneously receives and consumes the benefits provided by the Group. The Group uses the output method for measuring progress of the services as the Group has the right to invoice an amount that corresponds directly to the performance completed to date.

Significant financing component -

The Group receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when the customer pays for that good will be one year or less.

Contract Balances -

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. As of December 31, 2022 and 2021, the Group has no contractual assets.

Trade receivables -

A receivable represents the Group´s right to an amount of consideration that is unconditional.

Contract liabilities -

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If customer pays consideration before the Group transfers the goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs its obligations under the contract. As of December 31, 2022 and 2021, the Group has no contractual liabilities.

Cost to obtain a contract -

The Group pays sales commissions as part of the sales of services in the insurance brokerage segment. The Group has elected to apply the optional practical expedient for cost to obtain a contract which allows the Group to immediately expense sales commissions because the amortization period of the assets that the Group otherwise would have used is one year or less.

Interest income -

For all financial instruments measured at amortized cost, interest income is recorded using the EIR. EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the consolidated statements of profit or loss.

Royalty income -

The royalty income is recognized when the later of the following events occurs: the subsequent sales occur, or the performance obligation is satisfied (or partially satisfied).

Dividends -

Dividends from investments is recognized when the Group’s right to receive the payment is established, which is generally when the investments’ shareholders approve the dividend.

Rental income -

Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease term and is included in the “Other, net” caption in the consolidated statement of profit or loss due to its operating nature.

(q)	Benefits to employees -

Salaries and wages, bonuses and vacations are calculated in accordance with IAS 19 “Employee Benefits” and are calculated in accordance with current Peruvian legislation on an accrual basis.

Workers’ profit sharing -

Workers’ profit sharing is calculated in accordance with the Peruvian law (Legislative Decree No. 892), and the applicable rate is 8% over the taxable net base for current year. According to Peruvian law, the limit in the workers’ profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit has to be transferred to the Regional Government and “National Fund for Employment’s Promotion and Training” (FONDOEMPLEO for its acronym in Spanish).

(r)	Borrowing costs -

Costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of the related asset. The Group defines a qualifying asset as one which value is greater than US$5 million and requires a period greater than 12 months to get it ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Group incurs in connection with the borrowing of funds.

(s)	Taxes -

Current income tax -

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting period.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax -

Deferred income tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except for taxable temporary differences associated with investments in associates, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses, can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax items are recognized in correlation to the underlying transaction either in profit and loss, OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right to compensate current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Uncertain tax positions -

The Group determines whether to consider each uncertain tax position separately or together with one or more other uncertain tax positions and uses the approach that better predicts the resolution of the uncertainty. In Peru, there are only two possibilities to measure uncertain Peruvian tax positions: 100% probability of recovery in the event that the Group has a favorable decision on the matter to be evaluated, or 0% probability of recovery, in the event that the Group does not prevail in the procedures before the tax authority. The Group determines, based on its tax compliance and transfer pricing studies whether or not it is probable that its tax positions (including those for the subsidiaries) would be accepted by the tax authorities.

Peruvian mining royalties and special mining tax -

In accordance with Law No.28258, as amended by Law No. 29788, mining royalties are either payable as the higher of (i) a specified percentage of tax operating profit or (ii) 1% of revenues. If the mining royalty is calculated as a percentage of tax operating profit, marginal rates ranging from 1% to 12% that increase progressively for companies with higher operating margins will apply.

Mining royalties and the special mining tax are accounted for in accordance with IAS 12 - Income Taxes, because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue-after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the consolidated statements of financial position.

Both Mining Royalties and Special Mining Tax generate deferred tax assets and liabilities, which are measured using the average rates expected to apply to tax profit in the quarter in which the Group expects the temporary differences will reverse.

Sales tax -

Expenses and assets are recognized net of the amount of sales tax, except:

(i)

When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

(ii)	When receivables and payables are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

(t)	Fair value measurement

The Group measures its financial instruments at fair value at the date of the consolidated statements of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
-	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
-	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest-level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Group’s management determines the policies and procedures for both recurring fair value measurement and non-recurring measurement. At each reporting date, the Group’s management analyzes the movements in the values of assets and liabilities, which are required to be re-measured or re-assessed as per the Group’s accounting policies.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

(u)	Derivative financial instruments and hedge accounting -

Initial recognition and subsequent measurement -

The Group uses derivative instruments to hedge its commodity price risk (forward commodity contracts ) and interest rate risk. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of the hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all the following effectiveness requirements:

-	There is an economic relationship between the hedged item and the hedging instrument.
-	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.
-

The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

The Group’s hedges are classified as cash flow hedges. The effective portion of gain or loss on the hedging instrument is initially recognized in the consolidated statements of changes in equity, under the “Other comprehensive income (loss)” caption, while the ineffective portion is recognized immediately in the consolidated statements of profit or loss in the “Finance costs” caption.

(v)	Discontinued operations -

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of profit or loss.

Additional disclosures are provided in note 1(e). All other notes to the consolidated financial statements include amounts for continuing operations, unless otherwise mentioned.

(w)	Other non-financial assets -

The “Other non-financial assets” caption includes patents and industrial property, right-of-use assets related to rights of way, and software licenses. Patents and industrial property and right-of-use assets are amortized over their economic useful lives. Software licenses are amortized using the straight-line method over useful lives of 1 to 10 years.

The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite life are amortized over their useful economic useful lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Internally generated intangibles, excluding capitalized development costs, are not capitalized. Instead, the related expenditure is recognized in the consolidated statement of profit or loss in the period in which the expenditure is incurred.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Basis for preparation, consolidation and accounting policies

2.     Significant accounting principles and policies

The significant accounting policies applied in the preparation of the financial statements are summarized below:

(a)Basis of presentation -

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The financial statements have been prepared based on historical cost, except for accounts receivable and/or payable related to embedded derivatives, which have been measured at fair value (see Note 2(d)). The financial statements are presented in United States dollars (US$) and include the years ended December 31, 2022, 2021 and 2020. Unless otherwise indicated, all values have been rounded to the nearest thousand.

(b)Use of judgments, estimates and assumptions -

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions in order to determine the amounts of the assets and liabilities, and the disclosure of contingent assets and liabilities as of December 31, 2022 and 2021, and the amounts of reported revenues and expenses for the years ended December 31, 2022, 2021 and 2020.

Information about significant judgments, estimates and assumptions made by management in the preparation of the financial statements are as follows:

(b.1)       Judgments -

(i)   Contingencies -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential amount of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(ii)   Stripping cost -

The Company incurs waste removal costs (stripping costs) during the development and production phases of its surface mining operations. Production stripping costs can be incurred both in relation to the production of inventory in that period and the creation of improved access and mining flexibility in relation to ore to be mined in the future. The waste removal cost is included as part of the costs of inventory, while the production stripping costs are capitalized as a stripping activity asset, as part of the “property, plant and equipment, net” caption, if certain criteria are met.

Once the Company has identified its production stripping for its surface mining operation, it identifies the separate components of the ore body. An identifiable component is a specific volume of the ore body that is made more accessible by the stripping activity. Significant judgment is required to identify and define these components, and to determine the expected volumes (e.g., in tons) of waste to be stripped and ore to be mined in each of these components.

(b.2)       Estimates and assumptions -

(i)   Determination of mineral reserves -

Mineral reserves are the part of a mineral deposit that can be economically and legally extracted from the mine concessions. The Company estimates its mineral reserves based on information compiled by individuals qualified in reference to geological data about the size, depth and form of the ore body, and requires geological judgments in order to interpret the data.

The estimation of recoverable mineral reserves involves numerous uncertainties with respect to the ultimate geology of the ore body, including quantities, grades and recoveries. Estimating the quantity and grade of mineral reserves requires the Company to determine the size, shape and depth of the ore body by analyzing geological data. In addition to the geology, assumptions are required to determine the economic feasibility of mining the mineral reserves, including estimates of future commodity prices and demand, future requirements of capital and production costs, and estimated exchange rates. Revisions in mineral reserve or mineral resource estimates have an impact on the value of mining properties, its related property, plant and equipment, provisions for cost of mine closure, recognition of assets for deferred taxes and depreciation and amortization of assets.

(ii)  Units of production depreciation -

Estimated mineral reserves are used in determining the depreciation and/or amortization of mine-specific assets. This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, is impacted by both its physical life limitations and present assessments of economically recoverable mineral reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable mineral reserves.

(iii) Provision for remediation and mine closure -

The Company assesses its provision for remediation and mine closure quarterly. It is necessary to make estimates and assumptions in determining this provision, including cost estimates of activities that are necessary for the rehabilitation of the site, technological and regulatory changes, interest rates and inflation rates. As discussed in Note 2(k), estimated changes in the fair value of the provision for remediation and mine closure or the useful life of the related assets are recognized as an increase or decrease in the book value of the provision and related asset retirement cost (ARC) in accordance with IAS 16, “Property, Plant and Equipment.”

According to the Company’s accounting policies, the provision for remediation and mine closure represents the present value of the costs that are expected to be incurred in the closure period of the operating activities of the Company. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure work required, which would reflect future economic conditions. Also, the timing of disbursements depends on the useful life of the mine, which are based on estimates of future commodity prices.

If any change in the estimate results in an increase to the provision for remediation and mine closure and related ARC, the Company considers whether or not this is an indicator of impairment of the assets and applies impairment tests in accordance with IAS 36, “Impairments of Assets.”

(iv) Inventories -

Net realizable value (NRV) tests are performed at least annually and represent the estimated future sales price of the product based on prevailing spot metal prices, less estimated costs to complete production and bring the inventory to sale. Additionally, in calculating the NRV of the Company’s long-term stockpiles, management also considers the time value of money.

Mill and leach stockpiles generally contain lower grade ores that have been extracted from the ore body and are available for copper recovery. Mill stockpiles contain sulfide ores and recovery of metal is through milling and concentrating. Leach stockpiles contain oxide ores and certain secondary sulfide ores and recovery of metal is through exposure to acidic solutions that dissolve contained copper and deliver it in solution to extraction processing facilities.

Because it is generally impracticable to determine copper contained in mill and leach stockpiles by physical count, reasonable estimation methods are employed. The quantity of material delivered to mill and leach stockpiles is based on surveyed volumes of mined material and daily production records. Sampling and assaying of blast hole cuttings determine the estimated copper grades of material delivered to mill and leach stockpiles.

Expected copper recovery rates for mill stockpiles are determined by metallurgical testing. The recoverable copper in mill stockpiles, once entered into the production process, can be produced into copper concentrate almost immediately.

Expected copper recovery rates for leach stockpiles are determined using small-scale laboratory tests, historical trends and other factors, including mineralogy of the ore and rock type. Total copper recovery in leach stockpiles can vary significantly depending on several variables, including processing methodology, processing variables, mineralogy and particle size of the rock. For newly placed material of active stockpiles, as much as 80% of the total copper recovery may occur during the first year, and the remaining copper may be recovered over many years. Process rates and metal recoveries are monitored regularly, and recovery estimates are adjusted periodically as additional information becomes available and as related technology changes.

(v)   Asset impairment -

Management has determined that the Company’s operations consist of one cash generating unit. The Company’s operations are evaluated at least annually in order to determine if there are impairment indicators. If any such indication exists, the Company makes an estimate of the recoverable amount, which is the higher of (i) the fair value less costs of disposal or (ii) the value in use. These assessments require the use of estimates and assumptions, including long-term commodity prices, discount rates, operating costs and other factors.

Fair value is defined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between willing and knowledgeable parties. The fair value of assets is generally determined as the current value of future cash flows derived from the continuous use of the asset, which includes estimates, such as the cost of future expansion plans and eventual disposal, while applying assumptions that an independent market participant may take into account. The cash flows are discounted by applying a discount rate that reflects the current market, the time value of money and the risks specific to the asset.

(c)   Functional and reporting currency -

The financial statements are presented in United States (US) dollars, which is also the Company’s functional currency.

Transactions and balances in foreign currency

Foreign currency transactions are those carried out in a currency other than the functional currency. Foreign currency transactions are translated into the functional currency by applying the exchange rate in force on the date the transaction takes place. Monetary assets and liabilities denominated in foreign currencies are converted using the functional currency spot rate in force at the reporting date.

Gains and losses as a result of the difference in the exchange rate when currency items are liquidated or when converting currency items at exchange rates that are different from those used for their initial recognition are recognized in the statements of comprehensive income of the period.

The Company uses Peruvian Sol (S/) exchange rates published by the Superintendent of Banks, Insurance and Pension Fund Administrators. The published exchange rates were S/3.808 for US$1 for buying and S/3.820 for US$1 for selling as of December 31, 2022, and S/3.975 for US$1 buying and S/3.998 for US$1 for selling as of December 31, 2021. These rates have been applied to the appropriate asset and liability accounts.

(d)   Financial assets –

Initial recognition and measurement -

At initial recognition, financial assets are classified and measured at either amortized cost, or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company´s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15, “Revenue from Contracts with Costumers.”

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date.

Cash and cash equivalents -

Cash and cash equivalents are financial assets that may be liquidated immediately, such as bank checking accounts, and other liquid investments with original maturities of three months or less.

Accounts Receivables -

The Company’s receivables include current and non-current trade and other accounts receivable. These receivables are stated at their transaction value, net of an allowance for expected credit loss. Trade accounts receivable are generated primarily from the Company’s concentrate and cathode sales, are denominated in US dollars, have current maturities, do not bear interest and have no specific guarantees.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Subsequent measurement -

For purposes of subsequent measurement, financial assets are classified in two categories:

-      Financial assets at amortized cost (debt instruments).

-      Financial assets at fair value through profit or loss.

Financial assets at amortized cost (debt instruments) -

This category is the most relevant to the Company. The Company measures financial assets at amortized cost if both of the following conditions are met:

-      The financial asset is held within a business model with the objective to collect contractual cash flows, and

-      The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment. Gains and losses are recognized in the statements of comprehensive income when the asset is derecognized, modified or impaired.

This category generally applies to trade and other receivables, net.

Financial assets at fair value through profit or loss -

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of comprehensive income.

Embedded derivatives -

Copper Sales -

The Company’s copper sales are provisionally priced at the time of shipment. The provisional prices are finalized in a specified future month based on quoted London Metal Exchange (LME) monthly average prices. The Company receives market prices based on prices in the specified future month, which results in price fluctuations recorded through revenues until the date of settlement. The Company recognizes revenues and invoices customers when it transfers control, which is under CIF (cost, insurance and freight) delivery point based on then-current LME prices, which results in an embedded derivative that is required to be separated from the main contract. The Company’s embedded derivatives from sales are measured at fair value (based on LME spot copper prices) and presented as gains/losses on provisionally priced trade receivables (see Note 21).

Molybdenum Sales -

The Company’s molybdenum sales are also provisionally priced at the time of shipment. The Company recognizes revenues and invoices customers when it transfers control, which is under the CIF delivery point based on the arithmetic mean of the high and low Metals Week Dealer Oxide (MWDO) price. The provisional prices are finalized in a future month, according to the period of quotation, which results in price fluctuations recorded through revenues until the date of settlement, which also results in an embedded derivative that is required to be separated from the main contract (see Note 21).

Derecognition -

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

-      The rights to receive cash flows from the asset have expired; or

-      The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset or, (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent, it has retained the risk and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of the Company´s continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets -

The Company recognizes an allowance for expected credit losses for all debt instruments not held at fair value through the statements of comprehensive income. Expected credit losses are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

Expected credit losses are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, expected credit losses are provided for credit losses that result from default events that are possible within the next 12-months (12-month expected credit losses). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (lifetime expected credit losses).

For trade receivables and contract assets, the Company applies a simplified approach in calculating expected credit losses. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on the financial asset’s lifetime expected credit losses at each reporting date.

The Company considers a financial asset in default when contractual payments are 180 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(e)   Financial liabilities -

All financial liabilities are recognized initially at fair value and in the case of accounts payable and other financial liabilities, net of directly attributable transaction costs. The Company´s financial liabilities include loans, trade and other payables and other financial liabilities.

Loans -

Loans are initially recognized at their fair value, net of directly attributable transaction costs. After initial recognition, loans are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statements of comprehensive income when the liabilities are derecognized as well as through the amortization process.

Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Amortization under the effective interest rate method is included as financial costs in the statements of comprehensive income.

Derecognition -

A financial liability is derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts are recognized in the statements of comprehensive income.

(f)   Inventories -

Inventories are stated at the lower of cost or net realizable value. Inventory of materials and supplies, as well as saleable products and in-process inventory are determined using the weighted-average cost method. The cost of finished goods and in-process inventory (i.e., stockpiles) includes labor and benefits, supplies, energy and other costs related to the mining and processing of minerals. Net realizable value tests of saleable products and in-process inventory are performed at each reporting date and represent the estimated future sales price using forward metal prices (for the period they are expected to be processed in), less estimated costs to complete production and bring the inventory to sale. The current portion of work-in-process is determined based on the amount the Company expects to process in the next 12 months. Inventories that are not expected to be processed in the next 12 months are classified as non-current inventories.

In 2022, the Company recognized a work-in-process stockpile write-off (see Note 5)

(g)   Property, plant and equipment -

Property, plant and equipment are valued at historical cost, including costs that are directly attributed to the construction or acquisition of the asset, net of accumulated depreciation, amortization and impairment.

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the obligation for mine closure, and borrowing costs for qualifying assets.

Repairs and/or improvements that increase the economic life of an asset and for which it is probable that there will be future economic benefit to the Company, are recorded as assets. All other maintenance costs are charged to expense as incurred.

Land is not depreciated. Depreciation of assets directly related to the useful life of the mine is calculated using the units-of-production (UOP) method based on the mine’s proven and probable copper reserves. Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Critical spare parts and other parts which are directly identified with machinery or equipment are included in property, plant and equipment, and the economic life corresponds to the main asset with which they are identified.

An asset within property, plant and equipment is retired at the time of its disposal or when no future economic benefits are expected from its use or subsequent disposition. Any gain or loss arising at the time of retirement is calculated as the difference between the proceeds from the sale and the book value of the asset and is included in the statements of comprehensive income in the period the asset is retired.

The residual value and useful economic lives of the Company’s property, plant and equipment are reviewed, and adjusted if appropriate, at each year end.

Impairment -

At each reporting date, the Company evaluates if there is any indication that an asset could be impaired. If such an indication exists, the Company estimates the recoverable amount of the asset. The recoverable amount of an asset is the greater of (i) its fair value less costs to sell or (ii) its value in use and is determined for the assets of the mine as a whole, since there are no assets that generate cash revenues independently.

When the book value of an asset exceeds its recoverable amount, the asset is considered impaired and is reduced to its recoverable amount. When evaluating the value in use, the future estimated cash flows are discounted to their present value using an after-tax discount rate that reflects current market evaluations of the time value of money and the specific risks to the asset.

Losses resulting from the impairment of assets are recognized in the statements of comprehensive income under the categories of expenses consistent with the function of the impaired asset. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The revised valuation cannot exceed the book value that would have been determined, net of depreciation, if an impairment loss for the asset had not been recognized in a previous period. Such a reversal is recognized in the statements of comprehensive income.

The Company did not identify any indicators of impairment for the years ended December 31, 2022 and 2021.

(h)   Leases -

The Company assesses all arrangements, at contract inception, to determine whether they are, or contain, a lease. A contract containing a lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company is a lessee but is not a lessor in any transactions.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and low-value assets. The Company recognizes lease liabilities representing obligations to make future lease payments and right-of-use assets representing the right to use the underlying assets.

(i)   Right-of-use assets -

The Company recognizes a right-of-use asset at the commencement date of the lease (i.e., the date when the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term or the estimated useful lives of the assets, as follows:

Years

Land	30
Buildings and other constructions	Between 1 and 14
Machinery and equipment	Between 1 and 14

The right-of-use assets are also subject to impairment. The Company did not identify any indicators of impairment as of December 31, 2022 and 2021.

(ii)   Lease liabilities -

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease liability is re-measured when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase option, termination option or extension option is reasonably certain to be exercised. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. After the commencement date, lease liabilities are increased to reflect the accretion of interest and reduced for the lease payments made. A summary of lease liabilities aging is described in Note 20(d).

(i)   Intangible assets -

Intangible assets are recorded at cost less accumulated amortization. After the initial recognition, the intangible assets are recorded at their cost less accumulated amortization and any accumulated loss for impairment of use, if applicable.

The Company’s intangible assets primarily consist of concessions related to the operation of the port terminal, which are amortized over 20 years using the straight-line method. Amortization expense was US$2.3 million for the year ended December 31, 2022, US$ 1.5 million for the year ended December 31, 2021, and US$ 1.0 million for the year ended December 31, 2020 and is presented within the “Depreciation and amortization” in cost of sales (see Note 15).

The gross book value for intangible assets was US$ 20.0 million at December 31, 2022, and 2021, and accumulated amortization was US$ 8.5 million as of December 31, 2022, and US$ 6.2 million as of December 31, 2021, respectively.

(j)   Exploration, development and stripping costs -

Exploration costs -

Mineral exploration costs, as well as drilling and other costs incurred for the purpose of converting mineral resources to proven and probable reserves or identifying new mineral resources at development or production stage properties, are charged to the statements of comprehensive income as incurred.

Development costs -

Development costs are capitalized when the economic and technological feasibility of the project is confirmed, which is generally when the development or project has reached a milestone in accordance with a model established by management.

Stripping cost -

The stripping costs incurred in the production phase are capitalized as a component of property, plant and equipment, net (see Note 2 (b.1) and 7) if the stripping activity improves access to the ore body or enhances an existing asset. The stripping activity asset is initially measured at cost, which is the accumulation of costs directly incurred to perform the stripping activity. The stripping activity asset is subsequently amortized using the UOP method over the component of the ore body benefitted.

(k)    Provisions -

General -

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that resources of the Company will be required to settle the obligation, and an estimate of the amount of the obligation can be calculated. The expense relating to any provision is presented in the statements of comprehensive income, net of any reimbursement, in the period the provision is established.

If the effect of the time value of money is significant, provisions are discounted by applying a discount rate that reflects, where applicable, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense in the statements of comprehensive income.

Mine closure provision -

The Company records a mine closure provision when a contractually or legally enforceable obligation arises. The Company estimates the present value of its future obligation for mine closure and increases the carrying amount of the related ARC, which is included in property, plant and equipment, net in the statements of financial position. Subsequently, the mine closure provision is accreted to full value over time. The related ARC is depreciated using the UOP method over the life of the mine.

The Company evaluates its mine closure provision on a quarterly basis and makes adjustments to estimates and assumptions, including scope, future costs and discount rates, as applicable. Changes in the fair value of the mine closure provision or the useful life of the related asset are recognized as an increase or decrease in the book value of the provision and the related ARC. Any decrease in the mine closure provision and related ARC cannot exceed the current book value of the asset; amounts over the current book value are recorded in the statements of comprehensive income.

(l)   Revenue recognition -

The Company primarily sells copper concentrate and copper cathode in accordance with sales contracts entered into with its customers. Revenues from contracts with customers comprise the fair value of the sale of goods, net of related general sales taxes. Revenue from contracts with customers is recognized when control of goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

The Company has concluded that it acts as the principal in its revenue contracts because it normally controls the goods before transferring them to its customers.

The transfer of control is determined in accordance with the terms of each of the contracts entered into with the Company’s customers; generally, under such contracts, the transfer of control occurs at the time of shipment or delivery of the goods, including transportation.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The Company consider that the only performance obligation is the delivery of the goods. In determining the transaction price for the sale of copper concentrates and copper cathode, the Company considers the effect of variable consideration and the existence of significant financing components.

Revenues from the sale of copper concentrates and cathodes are recorded net of commercial deductions. Commercial deductions include price adjustments for treatment and refining charges and may include certain penalties that, according to the applicable contract, are deducted from the international spot price, and that are incurred after the time of sale of the applicable concentrate. The Company considers these deductions as part of the transaction price. The normal credit term is within 30 days after the fulfillment of the terms of the contract.

Variable consideration -

If the consideration in the contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

The Company’s sales of copper concentrates and cathodes allow for price adjustments based on the market price at the end of the trading period stipulated in the contract. These are called provisional pricing agreements in which the selling price of the copper is settled in a contractually specified future month based on quoted monthly average copper settlement prices. Sales price adjustments occur based on movements in quoted market prices until the end of the trading period. The period between provisional billing and the end of the listing period generally ranges from one to six months.

In addition, the Company’s sales of copper concentrates and cathodes are also subject to slight variations in their amount that may occur while the goods are in transit to their destination as a result of variations in moisture, weight and mineral grades. These variations are recognized directly as part of “Revenues” once the Company reaches an agreement with the corresponding customer regarding the final amounts sold.

Sales of copper concentrates and cathodes at provisional prices include a gain (loss) to be received at the end of the trading period; this is considered a variable consideration. Changes in price during the listing period are recognized within “Revenues.”

For provisional pricing arrangements, any future changes to the QP (Quotation Period) are embedded within provisionally priced trade receivables and therefore are within the scope of IFRS 9, “Financial Instruments” and not within the scope of IFRS 15. Given the exposure to the price of raw materials, trade receivables with a provisional price will not pass the test of cash flow characteristics within IFRS 9 and will be required to be measured at fair value with changes in the statement of comprehensive income from the initial recognition and until the settlement date. Subsequent changes in fair value are recognized in the statement of comprehensive income for each period. Changes in fair value during and until the end of the trading period are estimated by reference to the updated forward market prices for copper, as well as taking into account other relevant fair value considerations established in IFRS 13, “Fair Value Measurement,” including adjustments for interest rate and credit risk.

Revenue is recognized at the amount the entity expects to be entitled. The estimated price that is expected to be received at the end of the quotation period is generally the shipping or delivery month price, according to the terms of the contracts and using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price.

The requirements in IFRS 15 on constraint estimates of variable consideration are also applied to determine the amount of variable consideration that can be included in the transaction price.

Significant financing components -

The Company receives short-term advances from its customers. Using the practical expedient in IFRS 15, the Company does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good to the customer and when customer pays for that good will be one year or less.

Contract balances -

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Company transfers goods or services to a customer before the customer pays for those goods or services or before payment is due, a contract asset is recognized for the earned consideration that is conditional. The Company does not have any contract assets as performance and a right to consideration occurs within a short period of time and all rights to consideration are unconditional.

Trade receivables

A receivable represents the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). See Note 2(d) for accounting policies for financial assets.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. If a customer pays before the Company transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Company performs under the contract.

(m)  Income taxes, deferred taxes and other taxes -

Income taxes -

Income tax assets and liabilities are measured at the amounts expected to be paid to or recovered from the tax authorities. The amount of current tax payable or receivable is the best estimate of the tax amount to be paid or received that reflects uncertainty related to income taxes, if any. The tax rates and tax laws that are applied to compute the amounts are those that are enacted or substantially enacted at the end of the reporting period. The Company calculates the provision for income tax in accordance with the Peruvian tax legislation in force. For the years ended December 31, 2022, 2021 and 2020, the Company was subject to an income tax rate of 32% (see Note 13(b)).

Uncertainty about the treatment of income taxes –

The Company determines whether it considers each uncertain tax treatment separately or in conjunction with one or more other uncertain tax treatments based on the approach that best predicts the resolution of the uncertainty.

The Company makes judgments and estimates when there is uncertainty regarding the income tax treatments (see Notes 6 and 11).

The Company has uncertain tax positions, particularly those related to depreciation of fixed asset, tailing dams, sales commissions with non-related companies and small fixed asset acquisitions.

The Company determined, based on its tax compliance and transfer pricing study, that its tax treatments are likely to be accepted by the tax authorities (see Notes 6(b) and 11(d)).

Deferred Taxes -

Deferred taxes are presented using the liability method for differences between the tax basis of assets and liabilities and their book value for financial reporting purposes. Deferred tax liabilities are recognized for all taxable differences. Deferred tax assets are recorded for all deductible differences when there is a probability that there could be taxable earnings against which the deductible difference could be applied.

The book value of deferred tax assets is reviewed at the end of each period and reduced to an amount that is more likely than not to be realized against taxable earnings. Deferred tax assets that are not recognized are reassessed each period and are recognized when it is more likely than not that those future taxable earnings will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at tax rates that are expected to be applicable during the year when the assets are realized or the liabilities are liquidated, based on the tax rates (and tax laws) that have been enacted or substantively enacted at the end of the period, and reflects uncertainty related to income taxes, if any. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset tax assets against tax liabilities and the deferred tax is related to the same entity and the same tax authority.

Mining Taxes -

On September 29, 2011, Law 29788 (which amended Law 28528) was enacted creating a new mining tax and royalty regime in Peru. Under the new regime, companies are subject to the payment of royalties and a special mining tax. Under the terms of its current 15-year stability agreement (see Note 13(a)), which became effective January 1, 2014, the Company is subject to mining royalties and a special mining tax for all of its mining production (see Note 13(d)).

The amount to be paid for mining royalties will be the greater of (1) a progressive rate of from 1% to 12% of quarterly operating income depending upon the Company’s level of operating margins or (2) 1% of quarterly sales. Mining royalties calculated on sales are presented in “Other operating expenses.”

Mining royalties and special mining tax are accounted for in accordance with IAS 12, “Income Tax” because they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is based on taxable income-rather than physical quantities produced or as a percentage of revenue after adjustment for temporary differences. Legal rules and rates used to calculate the amounts payable are those in effect on the date of the statement of financial position.

Therefore, obligations arising from mining royalties and special mining tax are recognized as income tax under the scope of IAS 12, “Income Tax.” Both, mining royalties and special mining tax generate deferred tax assets and liabilities, which must be measured using the average rates expected to apply to operating income in the quarter in which the company expects to reverse temporary differences.

Supplementary Retirement Fund -

On July 9, 2011, Law 29741 was enacted and established a Mining, Metallurgical and Steel Supplementary Retirement Fund (SRF), which is a social security retirement fund for mining, metals and steel industry workers. Under the terms of its current 15-year stability agreement, the Company is subject to SRF, which is calculated as 0.5% of taxable income.

(n)   Benefits to employees -

Salaries and wages, bonuses, severance and vacation benefits are calculated in accordance with IAS 19, “Employee Benefits” and current Peruvian legislation.

Worker’s profit sharing -

The Company recognizes worker’s profit sharing in accordance with IAS 19. Worker’s profit sharing is calculated in accordance with Peruvian laws (Legislative Decree No. 892), and the Company’s worker’s profit sharing rate is 8% over the net taxable base of the current year. According to Peruvian law, the limit in the worker’s profit sharing that an employee can receive is equivalent to 18 months of wages, and any excess above such limit is transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO). The Company’s worker’s profit share is recognized as a liability in the statements of financial position and as an operating expense in the statements of comprehensive income.

The long-term portion of "Provision for employee benefits" in the statement of financial position include bonuses to be paid in 2024 in accordance with the Union Agreement, additionally includes the estimate of profit sharing determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments”.

(o)   Borrowing cost -

Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as finance costs as part of the asset. A qualifying asset is one whose value is greater than US$ 1 million and requires at least 12 months to be ready for its intended use. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds.

(p)   Fair value measurement -

The Company measures embedded derivatives at fair value as of each date presented in the statements of financial position.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-      Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

-      Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

-      Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

(q)   Basic and diluted earnings per share -

Basic and diluted earnings per share have been calculated based on the weighted average number of common shares outstanding during the period. When the number of shares is modified because of capitalization of retained earnings, the net income per basic and diluted shares is adjusted retroactively for all of the periods reported. For the years ended December 31, 2022, 2021 and 2020, the Company does not have any financial instruments with dilutive effects; as a result, the basic and diluted shares are the same in all periods presented.

(r)   Changes in accounting policies and disclosures –

Several amendments and interpretations were first applied in 2022, but they have had no current or expected future impact on the Company’s financial statements and therefore have not been discussed here. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

(s)   Standards issued but not effective -

Below is a summary of the improvements and / or modifications to IFRS that are not yet effective, but would be applicable to the Company:

-	Amendments to IAS 1: Classification of Liabilities as Current or Non-current -

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

-	What is meant by a right to defer settlement
-	That a right to defer must exist at the end of the reporting period in order to classify liabilities as non-current.
-	That classification is unaffected by the likelihood that an entity will exercise its deferral right
-	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the potential impact the amendments will have on current practice.

-	Definition of Accounting Estimates - Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, “Accounting Policies, changes in Accounting Estimates and Errors,” in which it introduces a definition of “accounting estimates.” The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period.

The amendments are not expected to have a material impact on the Company.

-	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. “Making Materiality Judgements,” in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of ‘material’ to accounting policy information, an effective date for these amendments is not necessary.

The Company is currently assessing the impact of the amendments to determine the impact they will have on the Company’s accounting policy disclosures.

-	Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

In May 2021, the Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.

The amendments should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period presented, a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability should also be recognized for all deductible and taxable temporary differences associated with leases and decommissioning obligations.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Company is currently assessing the impact of the amendments to determine the impact they will have on the Company’s accounting policy disclosures.